(Vanguard Strategic Small-Cap Equity Fund Participant) (Vanguard Strategic Small-Cap Equity Fund, Vanguard Strategic Small-Cap Equity Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.05%